UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-00572

American Mutual Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street, 55th Floor

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2023

Hong T. Le

American Mutual Fund

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Mutual Fund® Semi-annual report for the six months ended April 30, 2023

We invest in
companies with
strong balance sheets
and a history of
paying dividends

American Mutual Fund strives for the balanced accomplishment of three objectives: current income, growth of capital and conservation of principal.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class F-2 shares. Class A share results are shown at net asset value unless otherwise indicated. If a sales charge (maximum 5.75%) had been deducted from Class A shares, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment for the periods ended March 31, 2023 (the most recent calendar quarter-end):

	1 year	5 years	10 years

Class F-2 shares	–3.60%	9.17%	10.03%
Class A shares (reflecting 5.75% maximum sales charge)	–9.33	7.66	9.18

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratios were 0.38% for Class F-2 shares and 0.58% for Class A shares as of the prospectus dated January 1, 2023. The expense ratios are restated to reflect current fees.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com for more information.

The fund’s 30-day yield for Class F-2 and Class A shares as of April 30, 2023, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 2.34% and 2.03%, respectively. The fund’s 12-month distribution rate for Class F-2 and Class A shares as of that date was 2.11% and 1.81%, respectively. Both Class A figures reflect the 5.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Refer to the fund prospectus and the Risk Factors section of this report for more information on risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for American Mutual Fund for the periods ended April 30, 2023, are shown in the table below, as well as results of the fund’s benchmark.

For additional information about the fund, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/investments/fund/AMRFX. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Results at a glance

2	Investment portfolio

7	Financial statements

11	Notes to financial statements

21	Financial highlights

Results at a glance

For periods ended April 30, 2023, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime[1]

American Mutual Fund (Class F-2 shares)[2]	5.26%	2.98%	9.45%	9.96%	11.61%
American Mutual Fund (Class A shares)	5.17	2.78	9.23	9.76	11.43
S&P 500 Index[3,4]	8.63	2.66	11.45	12.20	11.31

Past results are not predictive of results in future periods.

[1]	Lifetime results are from February 21, 1950, the inception date of Class A shares.
[2]	Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Refer to capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	Source: S&P Dow Jones Indices LLC. The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.
[4]	S&P 500 Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

American Mutual Fund	1

Investment portfolio April 30, 2023	unaudited

Sector diversification	Percent of net assets

Common stocks 90.62%	Shares	Value (000)
Energy 5.99%
Baker Hughes Co., Class A	10,774,395	$315,043
Canadian Natural Resources, Ltd. (CAD denominated)	1,932,957	117,788
Chevron Corp.	7,560,016	1,274,468
ConocoPhillips	6,859,621	705,786
Enbridge, Inc.	1,470,927	58,484
EOG Resources, Inc.	6,520,384	778,990
Exxon Mobil Corp.	7,018,713	830,595
Schlumberger NV	1,607,360	79,323
Shell PLC (ADR)	1,210,761	75,043
Suncor Energy, Inc.	6,256,137	195,878
TC Energy Corp.[1]	9,688,201	402,448
TC Energy Corp. (CAD denominated)[1]	12,209,382	507,444
		5,341,290

Materials 3.67%
Air Products and Chemicals, Inc.	458,436	134,945
Albemarle Corp.	928,339	172,170
Ecolab, Inc.	1,634,802	274,385
International Flavors & Fragrances, Inc.	1,780,231	172,611
Linde PLC	5,657,432	2,090,139
LyondellBasell Industries NV	1,449,151	137,104
Nutrien, Ltd.[1]	2,809,537	194,982
PPG Industries, Inc.	700,000	98,182
		3,274,518

Industrials 14.58%
Automatic Data Processing, Inc.	1,503,182	330,700
BAE Systems PLC (ADR)[1]	7,679,167	398,088
Broadridge Financial Solutions, Inc.	1,058,942	153,981
Canadian National Railway Company	80,757	9,632
Canadian National Railway Company (CAD denominated)	1,752,301	208,877
Carrier Global Corp.	11,332,427	473,922
CSX Corp.	13,516,948	414,159
Cummins, Inc.	1,297,738	305,020
Emerson Electric Co.	679,128	56,544
Equifax, Inc.	779,818	162,498
General Dynamics Corp.	3,397,226	741,750
General Electric Co.	18,304,446	1,811,591
Honeywell International, Inc.	2,866,282	572,798
Illinois Tool Works, Inc.	2,204,145	533,271
L3Harris Technologies, Inc.	877,414	171,227
Lockheed Martin Corp.	1,252,256	581,610
Northrop Grumman Corp.	1,654,442	763,144
Otis Worldwide Corp.	1,525,095	130,091
Paychex, Inc.	5,400,412	593,289
Raytheon Technologies Corp.	22,162,650	2,214,049

2	American Mutual Fund

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
RELX PLC (ADR)	1,982,056	$65,626
Stanley Black & Decker, Inc.	1,894,394	163,562
TFI International, Inc.	1,705,000	183,799
TFI International, Inc. (CAD denominated)	64,277	6,928
Union Pacific Corp.	3,877,466	758,820
United Parcel Service, Inc., Class B	1,899,711	341,587
Waste Connections, Inc.	1,704,919	237,240
Waste Management, Inc.	3,752,026	623,024
		13,006,827

Consumer discretionary 4.41%
D.R. Horton, Inc.	3,652,300	401,096
Darden Restaurants, Inc.	934,146	141,925
General Motors Company	250,943	8,291
Hasbro, Inc.	5,111,124	302,681
Home Depot, Inc.	4,116,451	1,237,158
McDonald’s Corp.	1,724,013	509,877
Starbucks Corp.	9,860,622	1,126,970
TJX Companies, Inc.	1,232,009	97,107
Williams-Sonoma, Inc.[1]	900,000	108,936
		3,934,041

Consumer staples 9.19%
Altria Group, Inc.	7,876,553	374,215
British American Tobacco PLC (ADR)	10,546,270	390,739
Coca-Cola Company	2,988,024	191,682
Colgate-Palmolive Company	990,230	79,020
Constellation Brands, Inc., Class A	2,282,045	523,661
Danone SA1	3,499,329	231,555
Dollar General Corp.	1,159,292	256,737
General Mills, Inc.	17,135,990	1,518,763
Hormel Foods Corp.	1,879,370	76,002
Keurig Dr Pepper, Inc.	15,942,525	521,321
Kimberly-Clark Corp.	1,947,314	282,146
McCormick & Co., Inc., nonvoting shares	2,695,771	236,823
Mondelez International, Inc.	20,372,445	1,562,974
PepsiCo, Inc.	4,217,498	805,078
Philip Morris International, Inc.	3,044,436	304,352
Procter & Gamble Company	5,354,180	837,287
		8,192,355

Health care 17.97%
Abbott Laboratories	16,131,507	1,782,048
AbbVie, Inc.	17,601,670	2,659,964
AmerisourceBergen Corp.	549,565	91,695
Amgen, Inc.	3,817,114	915,115
AstraZeneca PLC (ADR)	8,800,932	644,404
Bristol-Myers Squibb Company	16,493,213	1,101,252
CVS Health Corp.	4,771,303	349,784
Danaher Corp.	2,867,027	679,227
Elevance Health, Inc.	294,200	137,877
Eli Lilly and Company	1,301,916	515,377
GE HealthCare Technologies, Inc.	3,464,967	281,840
Gilead Sciences, Inc.	16,669,702	1,370,416
GSK PLC (ADR)	1,738,487	62,638
Johnson & Johnson	2,885,919	472,425
Medtronic PLC	8,175,667	743,577
Merck & Co., Inc.	1,311,928	151,488
Novartis AG (ADR)	896,407	91,945
Novo Nordisk AS, Class B (ADR)	283,678	47,400
Pfizer, Inc.	11,552,293	449,269
Roche Holding AG (ADR)	1,832,953	71,888
Stryker Corp.	1,640,046	491,440
Takeda Pharmaceutical Company, Ltd. (ADR)[1]	13,681,238	226,972
Thermo Fisher Scientific, Inc.	468,088	259,742

American Mutual Fund	3

Common stocks (continued)	Shares	Value (000)
Health care (continued)
UnitedHealth Group, Inc.	3,709,806	$1,825,558
Zimmer Biomet Holdings, Inc.	598,190	82,813
Zoetis, Inc., Class A	2,949,204	518,411
		16,024,565

Financials 12.42%
American International Group, Inc.	1,120,802	59,447
Aon PLC, Class A	996,390	324,006
Arthur J. Gallagher & Co.	608,741	126,655
Berkshire Hathaway, Inc., Class B2	608,645	199,970
BlackRock, Inc.	437,955	293,955
Blackstone, Inc.	1,914,534	171,025
Charles Schwab Corp.	609,563	31,844
Chubb, Ltd.	2,016,410	406,428
CME Group, Inc., Class A	3,910,702	726,491
East West Bancorp, Inc.	3,453,272	178,500
Fidelity National Information Services, Inc.	10,826,851	635,753
Franklin Resources, Inc.	13,068,949	351,293
Great-West Lifeco, Inc.	15,157,353	430,942
JPMorgan Chase & Co.	9,574,596	1,323,592
KKR & Co., Inc.	268,276	14,237
Marsh & McLennan Companies, Inc.	4,340,427	782,102
Mastercard, Inc., Class A	1,187,256	451,193
Morgan Stanley	9,249,021	832,134
National Bank of Canada	1,981,996	147,796
PNC Financial Services Group, Inc.	2,439,510	317,746
Principal Financial Group, Inc.	4,523,262	337,843
Progressive Corp.	1,992,017	271,711
S&P Global, Inc.	616,535	223,543
State Street Corp.	3,902,688	282,008
Toronto-Dominion Bank	359,374	21,789
Toronto-Dominion Bank (CAD denominated)[1]	2,439,744	147,788
Travelers Companies, Inc.	1,539,082	278,789
Truist Financial Corp.	5,122,076	166,877
U.S. Bancorp	1,992,016	68,286
Visa, Inc., Class A	2,493,594	580,334
Wells Fargo & Company	16,772,177	666,694
Western Union Company	11,373,261	124,310
Willis Towers Watson PLC	421,238	97,559
		11,072,640

Information technology 10.38%
Accenture PLC, Class A	1,756,753	492,400
Amphenol Corp., Class A	2,794,326	210,888
Analog Devices, Inc.	2,574,027	463,016
Apple, Inc.	8,906,275	1,511,217
Applied Materials, Inc.	1,329,236	150,244
Cisco Systems, Inc.	4,192,688	198,104
Cognizant Technology Solutions Corp., Class A	430,312	25,694
Intel Corp.	17,157,279	532,905
Intuit, Inc.	549,500	243,950
KLA Corp.	798,202	308,537
Microsoft Corp.	11,371,534	3,494,018
NetApp, Inc.	2,021,119	127,108
QUALCOMM, Inc.	3,610,024	421,651
Samsung Electronics Co., Ltd. (GDR)	42,887	53,026
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	1,229,002	103,605
Texas Instruments, Inc.	5,530,326	924,670
		9,261,033

Communication services 2.84%
AT&T, Inc.	2,315,721	40,919
BCE, Inc.	2,345,000	112,711
Comcast Corp., Class A	44,976,408	1,860,674
Electronic Arts, Inc.	815,909	103,849
Verizon Communications, Inc.	10,685,777	414,928
		2,533,081

4	American Mutual Fund

Common stocks (continued)	Shares	Value (000)
Utilities 5.82%
American Electric Power Company, Inc.	2,421,287	$223,775
CenterPoint Energy, Inc.[3]	42,137,828	1,283,940
CMS Energy Corp.	1,668,281	103,867
Constellation Energy Corp.	2,755,533	213,278
DTE Energy Company	4,185,615	470,505
Edison International	7,485,015	550,897
Entergy Corp.	1,400,331	150,648
Evergy, Inc.	2,530,000	157,138
Exelon Corp.	9,489,083	402,717
NextEra Energy, Inc.	4,064,959	311,498
Public Service Enterprise Group, Inc.	3,163,183	199,913
Sempra Energy	5,680,345	883,237
Xcel Energy, Inc.	3,351,567	234,308
		5,185,721

Real estate 3.35%
Americold Realty Trust, Inc. REIT	2,916,712	86,306
Crown Castle, Inc. REIT	1,860,434	229,001
CubeSmart REIT	1,830,882	83,287
Digital Realty Trust, Inc. REIT	3,048,592	302,268
Equinix, Inc. REIT	881,602	638,350
Extra Space Storage, Inc. REIT	2,666,662	405,439
Federal Realty Investment Trust REIT	1,300,000	128,557
Kimco Realty Corp. REIT	14,006,323	268,781
Prologis, Inc. REIT	922,024	115,484
Public Storage REIT	1,553,553	458,034
Welltower, Inc. REIT	3,466,680	274,630
		2,990,137

Total common stocks (cost: $53,848,668,000)		80,816,208

Short-term securities 9.31%
Money market investments 9.14%
Capital Group Central Cash Fund 4.92%[3,4]	81,501,087	8,149,294

Money market investments purchased with collateral from securities on loan 0.17%
Capital Group Central Cash Fund 4.92%[3,4,5]	812,551	81,247
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.76%[4,5]	25,200,000	25,200
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.78%[4,5]	20,187,371	20,187
BlackRock Liquidity Funds – FedFund, Institutional Shares 4.75%[4,5]	7,800,000	7,800
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 4.78%[4,5]	7,800,000	7,800
Dreyfus Treasury Obligations Cash Management, Institutional Shares 4.73%[4,5]	4,700,000	4,700
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 4.76%[4,5]	4,700,000	4,700
Fidelity Investments Money Market Government Portfolio, Class I 4.73%[4,5]	3,100,000	3,100
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.76%[4,5]	3,100,000	3,100
		157,834

Total short-term securities (cost: $8,306,175,000)		8,307,128
Total investment securities 99.93% (cost: $62,154,843,000)		89,123,336
Other assets less liabilities 0.07%		58,515

Net assets 100.00%		$89,181,851

American Mutual Fund	5

Investments in affiliates[3]

	Value of affiliates at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliates at 4/30/2023 (000)	Dividend income (000)
Common stocks 1.44%
Utilities 1.44%
CenterPoint Energy, Inc.	$1,195,780	$9,989	$—	$—	$78,171	$1,283,940	$15,465
Short-term securities 9.23%
Money market investments 9.14%
Capital Group Central Cash Fund 4.92%[4]	7,974,071	4,973,679	4,799,329	214	659	8,149,294	176,957
Money market investments purchased with collateral from securities on loan 0.09%
Capital Group Central Cash Fund 4.92%[4,5]	753	80,4946				81,247	—	[7]
Total short-term securities						8,230,541
Total 10.67%				$214	$78,830	$9,514,481	$192,422

[1]	All or a portion of this security was on loan. The total value of all such securities was $212,080,000, which represented .24% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[2]	Security did not produce income during the last 12 months.
[3]	Affiliate of the fund or part of the same “group of investment companies” as the fund, as defined under the Investment Company Act of 1940, as amended.
[4]	Rate represents the seven-day yield at 4/30/2023.
[5]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[6]	Represents net activity. Refer to Note 5 for more information on securities lending.
[7]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

GDR = Global Depositary Receipts

REIT = Real Estate Investment Trust

Refer to the notes to financial statements.

6	American Mutual Fund

Financial statements

Statement of assets and liabilities at April 30, 2023	unaudited (dollars in thousands)

Assets:
Investment securities, at value (includes $212,080 of investment securities on loan):
Unaffiliated issuers (cost: $53,029,127)	$79,608,855
Affiliated issuers (cost: $9,125,716)	9,514,481	$89,123,336
Cash		5,291
Cash denominated in currencies other than U.S. dollars (cost: $7,192)		7,192
Receivables for:
Sales of investments	114,380
Sales of fund’s shares	83,797
Dividends and interest	178,411
Securities lending income	307
Other	137	377,032
		89,512,851
Liabilities:
Collateral for securities on loan		157,834
Payables for:
Purchases of investments	82,364
Repurchases of fund’s shares	58,609
Investment advisory services	16,748
Services provided by related parties	11,609
Trustees’ deferred compensation	2,598
Other	1,238	173,166
Net assets at April 30, 2023		$89,181,851

Net assets consist of:
Capital paid in on shares of beneficial interest		$60,503,181
Total distributable earnings		28,678,670
Net assets at April 30, 2023		$89,181,851

Refer to the notes to financial statements.

American Mutual Fund	7

Financial statements (continued)

Statement of assets and liabilities	unaudited
at April 30, 2023 (continued)
(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —

unlimited shares authorized (1,801,544 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$36,893,941	744,923		$49.53
Class C	1,010,892	20,780		48.65
Class T	13	—	*	49.53
Class F-1	1,218,892	24,747		49.25
Class F-2	14,063,481	284,094		49.50
Class F-3	6,791,752	137,199		49.50
Class 529-A	1,433,644	29,034		49.38
Class 529-C	44,597	908		49.13
Class 529-E	49,874	1,015		49.13
Class 529-T	17	—	*	49.54
Class 529-F-1	13	—	*	49.46
Class 529-F-2	202,695	4,093		49.52
Class 529-F-3	14	—	*	49.52
Class R-1	52,970	1,084		48.88
Class R-2	256,558	5,258		48.79
Class R-2E	31,042	630		49.29
Class R-3	546,731	11,148		49.04
Class R-4	764,119	15,494		49.32
Class R-5E	135,564	2,741		49.46
Class R-5	455,638	9,199		49.53
Class R-6	25,229,404	509,197		49.55

*	Amount less than one thousand.

Refer to the notes to financial statements.

8	American Mutual Fund

Financial statements (continued)

Statement of operations	unaudited
for the six months ended April 30, 2023	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $4,483; also includes $192,422 from affiliates)	$1,209,694
Securities lending income (net of fees)	1,409
Interest from unaffiliated issuers	566	$1,211,669
Fees and expenses*:
Investment advisory services	99,533
Distribution services	57,325
Transfer agent services	23,007
Administrative services	12,953
529 plan services	507
Reports to shareholders	809
Registration statement and prospectus	1,360
Trustees’ compensation	634
Auditing and legal	41
Custodian	958
Other	80	197,207
Net investment income		1,014,462

Net realized gain and unrealized appreciation:
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	1,487,250
Affiliated issuers	214
Currency transactions	(483)	1,486,981
Net unrealized appreciation on:
Investments:
Unaffiliated issuers	1,853,762
Affiliated issuers	78,830
Currency translations	393	1,932,985
Net realized gain and unrealized appreciation		3,419,966

Net increase in net assets resulting from operations		$4,434,428

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

Refer to the notes to financial statements.

American Mutual Fund	9

Financial statements (continued)

Statements of changes in net assets
(dollars in thousands)

	Six months ended April 30, 2023*	Year ended October 31, 2022
Operations:
Net investment income	$1,014,462	$1,706,278
Net realized gain	1,486,981	2,600,263
Net unrealized appreciation (depreciation)	1,932,985	(6,559,306)
Net increase (decrease) in net assets resulting from operations	4,434,428	(2,252,765)

Distributions paid to shareholders	(3,433,316)	(4,146,575)

Net capital share transactions	3,683,827	6,102,922

Total increase (decrease) in net assets	4,684,939	(296,418)

Net assets:
Beginning of period	84,496,912	84,793,330
End of period	$89,181,851	$84,496,912

*	Unaudited.

Refer to the notes to financial statements.

10	American Mutual Fund

Notes to financial statements	unaudited

1. Organization

American Mutual Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund strives for the balanced accomplishment of three objectives: current income, growth of capital and conservation of principal.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

American Mutual Fund	11

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.

12	American Mutual Fund

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of April 30, 2023 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Energy	$5,341,290	$—	$—	$5,341,290
Materials	3,274,518	—	—	3,274,518
Industrials	13,006,827	—	—	13,006,827
Consumer discretionary	3,934,041	—	—	3,934,041
Consumer staples	7,960,800	231,555	—	8,192,355
Health care	16,024,565	—	—	16,024,565
Financials	11,072,640	—	—	11,072,640
Information technology	9,208,007	53,026	—	9,261,033
Communication services	2,533,081	—	—	2,533,081
Utilities	5,185,721	—	—	5,185,721
Real estate	2,990,137	—	—	2,990,137
Short-term securities	8,307,128	—	—	8,307,128
Total	$88,838,755	$284,581	$—	$89,123,336

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4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline —sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations. These risks may be heightened in the case of smaller capitalization stocks.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

14	American Mutual Fund

5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.

As of April 30, 2023, the total value of securities on loan was $212,080,000, and the total value of collateral received was $218,855,000. Collateral received includes cash of $157,834,000 and U.S. government securities of $61,021,000. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended April 30, 2023, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses and capital losses related to sales of certain securities within 30 days of purchase. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

American Mutual Fund	15

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of October 31, 2022, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$315,582
Undistributed long-term capital gains	2,397,453

As of April 30, 2023, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$28,006,803
Gross unrealized depreciation on investments	(1,096,176)
Net unrealized appreciation on investments	26,910,627
Cost of investments	62,212,709

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Six months ended April 30, 2023						Year ended October 31, 2022
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$410,554		$1,009,115		$1,419,669		$613,572		$1,086,167		$1,699,739
Class C	7,995		29,253		37,248		10,382		33,257		43,639
Class T	—	*	—	*	—	*	—	*	—	*	—	*
Class F-1	13,507		33,928		47,435		23,405		44,176		67,581
Class F-2	171,516		388,989		560,505		272,177		418,958		691,135
Class F-3	84,440		180,665		265,105		106,363		154,632		260,995
Class 529-A	15,567		38,776		54,343		22,754		40,636		63,390
Class 529-C	328		1,255		1,583		414		1,428		1,842
Class 529-E	496		1,382		1,878		692		1,456		2,148
Class 529-T	—	*	1		1		—	*	—	*	—	*
Class 529-F-1	—	*	—	*	—	*	—	*	—	*	—	*
Class 529-F-2	2,376		5,183		7,559		3,048		4,365		7,413
Class 529-F-3	—	*	—	*	—	*	—	*	—	*	—	*
Class R-1	403		1,494		1,897		547		1,826		2,373
Class R-2	1,943		7,123		9,066		2,456		8,105		10,561
Class R-2E	273		848		1,121		368		932		1,300
Class R-3	5,341		15,338		20,679		7,668		17,422		25,090
Class R-4	8,633		21,928		30,561		13,686		25,512		39,198
Class R-5E	1,574		3,547		5,121		2,154		3,164		5,318
Class R-5	5,653		12,379		18,032		7,574		11,784		19,358
Class R-6	305,075		646,438		951,513		476,688		728,807		1,205,495
Total	$1,035,674		$2,397,642		$3,433,316		$1,563,948		$2,582,627		$4,146,575

*	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.384% on the first $1 billion of daily net assets and decreasing to 0.221% on such assets in excess of $89 billion. For the six months ended April 30, 2023, the investment advisory services fees were $99,533,000, which were equivalent to an annualized rate of 0.231% of average daily net assets.

16	American Mutual Fund

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of April 30, 2023, unreimbursed expenses subject to reimbursement totaled $7,246,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Virginia529 is not considered a related party to the fund.

The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended April 30, 2023, the 529 plan services fees were $507,000, which were equivalent to 0.060% of the average daily net assets of each 529 share class.

American Mutual Fund	17

For the six months ended April 30, 2023, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$45,160	$12,173		$5,419		Not applicable
Class C	5,098	342		153		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	1,491	697		181		Not applicable
Class F-2	Not applicable	7,734		2,079		Not applicable
Class F-3	Not applicable	28		983		Not applicable
Class 529-A	1,630	425		209		$421
Class 529-C	223	14		7		13
Class 529-E	122	8		7		15
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	—	*	—	*	—	*
Class 529-F-2	Not applicable	21		29		58
Class 529-F-3	Not applicable	—	*	—	*	—	*
Class R-1	259	26		8		Not applicable
Class R-2	940	430		38		Not applicable
Class R-2E	90	31		4		Not applicable
Class R-3	1,355	392		81		Not applicable
Class R-4	957	391		115		Not applicable
Class R-5E	Not applicable	83		19		Not applicable
Class R-5	Not applicable	108		64		Not applicable
Class R-6	Not applicable	104		3,557		Not applicable
Total class-specific expenses	$57,325	$23,007		$12,953		$507

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $634,000 in the fund’s statement of operations reflects $314,000 in current fees (either paid in cash or deferred) and a net increase of $320,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended April 30, 2023, the fund engaged in such purchase and sale transactions with related funds in the amounts of $259,148,000 and $134,474,000, respectively, which generated $30,223,000 of net realized gains from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended April 30, 2023.

18	American Mutual Fund

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions			Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2023

Class A	$1,805,299	36,748	$1,390,458	28,257		$(2,280,251)	(46,490)	$915,506	18,515
Class C	96,639	2,000	37,099	765		(151,711)	(3,147)	(17,973)	(382)
Class T	—	—	—	—		—	—	—	—
Class F-1	89,996	1,843	46,951	959		(130,709)	(2,683)	6,238	119
Class F-2	1,529,960	31,155	547,263	11,137		(2,503,350)	(51,015)	(426,127)	(8,723)
Class F-3	1,542,179	31,484	262,343	5,343		(806,153)	(16,388)	998,369	20,439
Class 529-A	108,774	2,221	54,312	1,107		(98,434)	(2,013)	64,652	1,315
Class 529-C	7,772	159	1,581	33		(9,577)	(196)	(224)	(4)
Class 529-E	2,967	61	1,878	38		(3,514)	(72)	1,331	27
Class 529-T	—	—	1	—	†	—	—	1	— †
Class 529-F-1	—	—	1	—	†	—	—	1	— †
Class 529-F-2	27,372	557	7,556	154		(14,766)	(302)	20,162	409
Class 529-F-3	—	—	1	—	†	—	—	1	— †
Class R-1	3,958	82	1,875	39		(5,685)	(118)	148	3
Class R-2	27,085	560	9,058	186		(27,730)	(574)	8,413	172
Class R-2E	3,395	69	1,121	23		(2,554)	(53)	1,962	39
Class R-3	59,420	1,225	20,647	423		(74,745)	(1,540)	5,322	108
Class R-4	66,777	1,369	30,557	623		(113,563)	(2,329)	(16,229)	(337)
Class R-5E	18,492	378	5,121	104		(13,868)	(282)	9,745	200
Class R-5	118,616	2,358	18,007	366		(54,509)	(1,115)	82,114	1,609
Class R-6	1,960,739	40,369	950,452	19,340		(880,776)	(17,870)	2,030,415	41,839
Total net increase (decrease)	$7,469,440	152,638	$3,386,282	68,897		$(7,171,895)	(146,187)	$3,683,827	75,348

Refer to the end of the table for footnotes.

American Mutual Fund	19

	Sales*		Reinvestments of distributions			Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2022

Class A	$4,393,635	87,035	$1,663,129	32,394		$(3,479,413)	(68,938)	$2,577,351	50,491
Class C	226,911	4,570	43,426	855		(262,012)	(5,249)	8,325	176
Class T	—	—	—	—		—	—	—	—
Class F-1	212,046	4,203	66,940	1,310		(419,635)	(8,562)	(140,649)	(3,049)
Class F-2	4,375,353	86,570	675,504	13,190		(3,289,933)	(65,537)	1,760,924	34,223
Class F-3	1,910,209	38,262	256,921	5,021		(1,128,419)	(22,318)	1,038,711	20,965
Class 529-A	224,586	4,460	63,375	1,238		(164,550)	(3,256)	123,411	2,442
Class 529-C	15,322	305	1,837	36		(18,427)	(363)	(1,268)	(22)
Class 529-E	8,214	164	2,147	42		(6,388)	(126)	3,973	80
Class 529-T	—	—	1	—	†	—	—	1	— †
Class 529-F-1	—	—	1	—	†	—	—	1	— †
Class 529-F-2	65,884	1,299	7,412	145		(25,237)	(494)	48,059	950
Class 529-F-3	—	—	1	—	†	—	—	1	— †
Class R-1	10,453	207	2,367	46		(15,380)	(310)	(2,560)	(57)
Class R-2	57,696	1,159	10,559	207		(67,909)	(1,361)	346	5
Class R-2E	9,289	184	1,300	26		(9,858)	(194)	731	16
Class R-3	136,929	2,746	25,074	491		(160,712)	(3,202)	1,291	35
Class R-4	208,027	4,132	39,190	766		(259,593)	(5,161)	(12,376)	(263)
Class R-5E	44,253	875	5,317	104		(19,943)	(393)	29,627	586
Class R-5	91,301	1,802	19,329	377		(104,654)	(2,075)	5,976	104
Class R-6	2,108,877	42,033	1,204,167	23,484		(2,651,997)	(52,415)	661,047	13,102
Total net increase (decrease)	$14,098,985	280,006	$4,087,997	79,732		$(12,084,060)	(239,954)	$6,102,922	119,784

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $11,169,187,000 and $10,155,753,000, respectively, during the six months ended April 30, 2023.

20	American Mutual Fund

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class A:
4/30/2023[5,6]	$48.97	$.54	$1.97	$2.51	$(.56)	$(1.39)	$(1.95)	$49.53	5.17%[7]	$36,894		.59%[8]		.59%[8]		2.22%[8]
10/31/2022	52.81	.95	(2.30)	(1.35)	(.88)	(1.61)	(2.49)	48.97	(2.73)	35,575		.58		.58		1.88
10/31/2021	40.16	.88	12.63	13.51	(.86)	—	(.86)	52.81	33.86	35,695		.58		.58		1.82
10/31/2020	42.78	.84	(1.38)	(.54)	(.89)	(1.19)	(2.08)	40.16	(1.35)	26,817		.60		.60		2.04
10/31/2019	40.95	.88	3.46	4.34	(.87)	(1.64)	(2.51)	42.78	11.39	28,162		.59		.59		2.16
10/31/2018	40.97	.84	1.64	2.48	(.83)	(1.67)	(2.50)	40.95	6.11	25,509		.58		.58		2.03
Class C:
4/30/2023[5,6]	48.13	.35	1.94	2.29	(.38)	(1.39)	(1.77)	48.65	4.78 [7]	1,011		1.34	[8]	1.34	[8]	1.47	[8]
10/31/2022	51.94	.56	(2.26)	(1.70)	(.50)	(1.61)	(2.11)	48.13	(3.47)	1,019		1.33		1.33		1.13
10/31/2021	39.51	.51	12.43	12.94	(.51)	—	(.51)	51.94	32.89	1,090		1.33		1.33		1.08
10/31/2020	42.11	.53	(1.36)	(.83)	(.58)	(1.19)	(1.77)	39.51	(2.10)	891		1.34		1.34		1.31
10/31/2019	40.34	.56	3.41	3.97	(.56)	(1.64)	(2.20)	42.11	10.54	1,187		1.36		1.36		1.39
10/31/2018	40.40	.51	1.60	2.11	(.50)	(1.67)	(2.17)	40.34	5.26	1,137		1.37		1.37		1.24
Class T:
4/30/2023[5,6]	48.98	.60	1.96	2.56	(.62)	(1.39)	(2.01)	49.53	5.29 [7,9]	—	[10]	.32	[8,9]	.32	[8,9]	2.48	[8,9]
10/31/2022	52.81	1.08	(2.30)	(1.22)	(1.00)	(1.61)	(2.61)	48.98	(2.47)[9]	—	[10]	.32	[9]	.32	[9]	2.13	[9]
10/31/2021	40.17	1.00	12.62	13.62	(.98)	—	(.98)	52.81	34.17 [9]	—	[10]	.33	[9]	.33	[9]	2.07	[9]
10/31/2020	42.79	.94	(1.37)	(.43)	(1.00)	(1.19)	(2.19)	40.17	(1.09)[9]	—	[10]	.34	[9]	.34	[9]	2.30	[9]
10/31/2019	40.96	.98	3.45	4.43	(.96)	(1.64)	(2.60)	42.79	11.63 [9]	—	[10]	.36	[9]	.36	[9]	2.40	[9]
10/31/2018	40.98	.93	1.63	2.56	(.91)	(1.67)	(2.58)	40.96	6.34 [9]	—	[10]	.36	[9]	.36	[9]	2.25	[9]
Class F-1:
4/30/2023[5,6]	48.71	.53	1.95	2.48	(.55)	(1.39)	(1.94)	49.25	5.13 [7]	1,219		.63	[8]	.63	[8]	2.17	[8]
10/31/2022	52.54	.92	(2.29)	(1.37)	(.85)	(1.61)	(2.46)	48.71	(2.79)	1,200		.63		.63		1.82
10/31/2021	39.96	.85	12.56	13.41	(.83)	—	(.83)	52.54	33.79	1,454		.64		.64		1.78
10/31/2020	42.58	.82	(1.38)	(.56)	(.87)	(1.19)	(2.06)	39.96	(1.41)	1,266		.64		.64		2.00
10/31/2019	40.77	.85	3.44	4.29	(.84)	(1.64)	(2.48)	42.58	11.31	1,347		.66		.66		2.09
10/31/2018	40.80	.80	1.63	2.43	(.79)	(1.67)	(2.46)	40.77	6.02	1,199		.66		.66		1.95
Class F-2:
4/30/2023[5,6]	48.95	.59	1.96	2.55	(.61)	(1.39)	(2.00)	49.50	5.26 [7]	14,063		.38	[8]	.38	[8]	2.42	[8]
10/31/2022	52.79	1.06	(2.31)	(1.25)	(.98)	(1.61)	(2.59)	48.95	(2.54)	14,334		.38		.38		2.09
10/31/2021	40.14	.98	12.63	13.61	(.96)	—	(.96)	52.79	34.17	13,651		.38		.38		2.02
10/31/2020	42.77	.92	(1.38)	(.46)	(.98)	(1.19)	(2.17)	40.14	(1.15)	9,029		.38		.38		2.25
10/31/2019	40.94	.96	3.46	4.42	(.95)	(1.64)	(2.59)	42.77	11.60	8,034		.40		.40		2.34
10/31/2018	40.97	.91	1.63	2.54	(.90)	(1.67)	(2.57)	40.94	6.28	5,778		.40		.40		2.20
Class F-3:
4/30/2023[5,6]	48.95	.62	1.96	2.58	(.64)	(1.39)	(2.03)	49.50	5.32 [7]	6,792		.27	[8]	.27	[8]	2.54	[8]
10/31/2022	52.79	1.11	(2.31)	(1.20)	(1.03)	(1.61)	(2.64)	48.95	(2.43)	5,716		.27		.27		2.20
10/31/2021	40.14	1.03	12.63	13.66	(1.01)	—	(1.01)	52.79	34.30	5,057		.27		.27		2.12
10/31/2020	42.77	.96	(1.38)	(.42)	(1.02)	(1.19)	(2.21)	40.14	(1.04)	3,147		.28		.28		2.35
10/31/2019	40.94	1.00	3.46	4.46	(.99)	(1.64)	(2.63)	42.77	11.72	2,433		.30		.29		2.44
10/31/2018	40.97	.95	1.63	2.58	(.94)	(1.67)	(2.61)	40.94	6.38	1,577		.31		.31		2.29
Class 529-A:
4/30/2023[5,6]	48.83	.53	1.96	2.49	(.55)	(1.39)	(1.94)	49.38	5.14 [7]	1,434		.63	[8]	.63	[8]	2.18	[8]
10/31/2022	52.66	.93	(2.29)	(1.36)	(.86)	(1.61)	(2.47)	48.83	(2.76)	1,353		.61		.61		1.85
10/31/2021	40.05	.86	12.59	13.45	(.84)	—	(.84)	52.66	33.81	1,331		.62		.62		1.78
10/31/2020	42.67	.82	(1.38)	(.56)	(.87)	(1.19)	(2.06)	40.05	(1.39)	1,002		.64		.64		2.00
10/31/2019	40.85	.85	3.45	4.30	(.84)	(1.64)	(2.48)	42.67	11.30	1,012		.66		.66		2.09
10/31/2018	40.88	.80	1.63	2.43	(.79)	(1.67)	(2.46)	40.85	6.01	928		.66		.66		1.95

Refer to the end of the table for footnotes.

American Mutual Fund	21

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class 529-C:
4/30/2023[5,6]	$48.59	$.34	$1.95	$2.29	$(.36)	$(1.39)	$(1.75)	$49.13	4.74%[7]	$45		1.39%[8]		1.39%[8]		1.41%[8]
10/31/2022	52.40	.54	(2.28)	(1.74)	(.46)	(1.61)	(2.07)	48.59	(3.50)	44		1.37		1.37		1.08
10/31/2021	39.85	.51	12.53	13.04	(.49)	—	(.49)	52.40	32.85	49		1.36		1.36		1.06
10/31/2020	42.43	.54	(1.39)	(.85)	(.54)	(1.19)	(1.73)	39.85	(2.13)	46		1.38		1.38		1.33
10/31/2019	40.63	.55	3.42	3.97	(.53)	(1.64)	(2.17)	42.43	10.47	130		1.40		1.40		1.36
10/31/2018	40.64	.49	1.61	2.10	(.44)	(1.67)	(2.11)	40.63	5.22	140		1.42		1.42		1.20
Class 529-E:
4/30/2023[5,6]	48.59	.47	1.95	2.42	(.49)	(1.39)	(1.88)	49.13	5.03 [7]	50		.86	[8]	.86	[8]	1.95	[8]
10/31/2022	52.42	.81	(2.29)	(1.48)	(.74)	(1.61)	(2.35)	48.59	(3.00)	48		.85		.85		1.61
10/31/2021	39.87	.74	12.54	13.28	(.73)	—	(.73)	52.42	33.52	48		.85		.85		1.55
10/31/2020	42.48	.73	(1.37)	(.64)	(.78)	(1.19)	(1.97)	39.87	(1.62)	37		.86		.86		1.78
10/31/2019	40.68	.76	3.43	4.19	(.75)	(1.64)	(2.39)	42.48	11.05	43		.88		.88		1.87
10/31/2018	40.72	.70	1.62	2.32	(.69)	(1.67)	(2.36)	40.68	5.77	41		.89		.89		1.71
Class 529-T:
4/30/2023[5,6]	48.99	.59	1.96	2.55	(.61)	(1.39)	(2.00)	49.54	5.25 [7,9]	—	[10]	.38	[8,9]	.38	[8,9]	2.42	[8,9]
10/31/2022	52.82	1.05	(2.30)	(1.25)	(.97)	(1.61)	(2.58)	48.99	(2.53)[9]	—	[10]	.38	[9]	.38	[9]	2.07	[9]
10/31/2021	40.17	.97	12.63	13.60	(.95)	—	(.95)	52.82	34.11 [9]	—	[10]	.40	[9]	.40	[9]	2.01	[9]
10/31/2020	42.79	.93	(1.38)	(.45)	(.98)	(1.19)	(2.17)	40.17	(1.13)[9]	—	[10]	.39	[9]	.39	[9]	2.25	[9]
10/31/2019	40.95	.96	3.46	4.42	(.94)	(1.64)	(2.58)	42.79	11.60 [9]	—	[10]	.41	[9]	.41	[9]	2.34	[9]
10/31/2018	40.98	.91	1.62	2.53	(.89)	(1.67)	(2.56)	40.95	6.25 [9]	—	[10]	.42	[9]	.42	[9]	2.19	[9]
Class 529-F-1:
4/30/2023[5,6]	48.91	.58	1.96	2.54	(.60)	(1.39)	(1.99)	49.46	5.24 [7,9]	—	[10]	.43	[8,9]	.43	[8,9]	2.37	[8,9]
10/31/2022	52.74	1.02	(2.30)	(1.28)	(.94)	(1.61)	(2.55)	48.91	(2.60)[9]	—	[10]	.44	[9]	.44	[9]	2.01	[9]
10/31/2021	40.12	.95	12.61	13.56	(.94)	—	(.94)	52.74	34.04 [9]	—	[10]	.44	[9]	.44	[9]	1.95	[9]
10/31/2020	42.75	.92	(1.39)	(.47)	(.97)	(1.19)	(2.16)	40.12	(1.15)[9]	—	[10]	.40	[9]	.40	[9]	2.23	[9]
10/31/2019	40.92	.95	3.46	4.41	(.94)	(1.64)	(2.58)	42.75	11.56	90		.42		.42		2.33
10/31/2018	40.94	.90	1.64	2.54	(.89)	(1.67)	(2.56)	40.92	6.27	78		.43		.43		2.17
Class 529-F-2:
4/30/2023[5,6]	48.97	.60	1.96	2.56	(.62)	(1.39)	(2.01)	49.52	5.28 [7]	203		.35	[8]	.35	[8]	2.45	[8]
10/31/2022	52.81	1.06	(2.31)	(1.25)	(.98)	(1.61)	(2.59)	48.97	(2.53)	180		.36		.36		2.10
10/31/2021	40.16	.98	12.62	13.60	(.95)	—	(.95)	52.81	34.13	144		.38		.38		2.01
10/31/2020[5,11]	40.16	—	—	—	—	—	—	40.16	—	93		—		—		—
Class 529-F-3:
4/30/2023[5,6]	48.96	.60	1.97	2.57	(.62)	(1.39)	(2.01)	49.52	5.31 [7]	—	[10]	.33	[8]	.33	[8]	2.48	[8]
10/31/2022	52.80	1.08	(2.31)	(1.23)	(1.00)	(1.61)	(2.61)	48.96	(2.49)	—	[10]	.32		.32		2.13
10/31/2021	40.16	1.00	12.62	13.62	(.98)	—	(.98)	52.80	34.19	—	[10]	.38		.33		2.07
10/31/2020[5,11]	40.16	—	—	—	—	—	—	40.16	—	—	[10]	—		—		—
Class R-1:
4/30/2023[5,6]	48.36	.35	1.93	2.28	(.37)	(1.39)	(1.76)	48.88	4.74 [7]	53		1.36	[8]	1.36	[8]	1.45	[8]
10/31/2022	52.17	.55	(2.27)	(1.72)	(.48)	(1.61)	(2.09)	48.36	(3.48)	52		1.35		1.35		1.11
10/31/2021	39.68	.49	12.48	12.97	(.48)	—	(.48)	52.17	32.84	59		1.37		1.37		1.04
10/31/2020	42.28	.50	(1.35)	(.85)	(.56)	(1.19)	(1.75)	39.68	(2.16)	51		1.40		1.40		1.24
10/31/2019	40.50	.54	3.42	3.96	(.54)	(1.64)	(2.18)	42.28	10.48	62		1.41		1.41		1.34
10/31/2018	40.54	.49	1.61	2.10	(.47)	(1.67)	(2.14)	40.50	5.23	58		1.42		1.42		1.20

Refer to the end of the table for footnotes.

22	American Mutual Fund

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class R-2:
4/30/2023[5,6]	$48.28	$.35	$1.93	$2.28	$(.38)	$(1.39)	$(1.77)	$48.79	4.74%[7]	$256	1.36%[8]		1.36%[8]		1.44%[8]
10/31/2022	52.08	.55	(2.26)	(1.71)	(.48)	(1.61)	(2.09)	48.28	(3.46)	245	1.35		1.35		1.11
10/31/2021	39.63	.50	12.45	12.95	(.50)	—	(.50)	52.08	32.81	265	1.36		1.36		1.05
10/31/2020	42.22	.51	(1.34)	(.83)	(.57)	(1.19)	(1.76)	39.63	(2.11)	207	1.38		1.38		1.26
10/31/2019	40.45	.55	3.41	3.96	(.55)	(1.64)	(2.19)	42.22	10.49	245	1.39		1.39		1.36
10/31/2018	40.50	.50	1.61	2.11	(.49)	(1.67)	(2.16)	40.45	5.26	237	1.39		1.39		1.22
Class R-2E:
4/30/2023[5,6]	48.75	.42	1.95	2.37	(.44)	(1.39)	(1.83)	49.29	4.90 [7]	31	1.08	[8]	1.08	[8]	1.73	[8]
10/31/2022	52.58	.70	(2.29)	(1.59)	(.63)	(1.61)	(2.24)	48.75	(3.21)	29	1.07		1.07		1.40
10/31/2021	39.99	.64	12.58	13.22	(.63)	—	(.63)	52.58	33.23	30	1.07		1.07		1.33
10/31/2020	42.60	.63	(1.36)	(.73)	(.69)	(1.19)	(1.88)	39.99	(1.84)	23	1.09		1.09		1.55
10/31/2019	40.79	.67	3.45	4.12	(.67)	(1.64)	(2.31)	42.60	10.83	22	1.10		1.10		1.64
10/31/2018	40.83	.62	1.62	2.24	(.61)	(1.67)	(2.28)	40.79	5.53	15	1.11		1.11		1.50
Class R-3:
4/30/2023[5,6]	48.51	.46	1.94	2.40	(.48)	(1.39)	(1.87)	49.04	4.98 [7]	547	.91	[8]	.91	[8]	1.89	[8]
10/31/2022	52.33	.78	(2.28)	(1.50)	(.71)	(1.61)	(2.32)	48.51	(3.06)	536	.91		.91		1.55
10/31/2021	39.81	.71	12.51	13.22	(.70)	—	(.70)	52.33	33.41	576	.92		.92		1.49
10/31/2020	42.41	.70	(1.36)	(.66)	(.75)	(1.19)	(1.94)	39.81	(1.67)	446	.93		.93		1.71
10/31/2019	40.62	.73	3.42	4.15	(.72)	(1.64)	(2.36)	42.41	10.97	545	.94		.94		1.81
10/31/2018	40.66	.68	1.62	2.30	(.67)	(1.67)	(2.34)	40.62	5.71	535	.95		.95		1.66
Class R-4:
4/30/2023[5,6]	48.77	.53	1.96	2.49	(.55)	(1.39)	(1.94)	49.32	5.15 [7]	764	.62	[8]	.62	[8]	2.18	[8]
10/31/2022	52.60	.93	(2.30)	(1.37)	(.85)	(1.61)	(2.46)	48.77	(2.77)	772	.61		.61		1.85
10/31/2021	40.01	.86	12.58	13.44	(.85)	—	(.85)	52.60	33.81	847	.62		.62		1.79
10/31/2020	42.63	.82	(1.37)	(.55)	(.88)	(1.19)	(2.07)	40.01	(1.38)	604	.63		.63		2.01
10/31/2019	40.81	.86	3.45	4.31	(.85)	(1.64)	(2.49)	42.63	11.34	631	.64		.64		2.11
10/31/2018	40.84	.81	1.62	2.43	(.79)	(1.67)	(2.46)	40.81	6.03	616	.65		.65		1.96
Class R-5E:
4/30/2023[5,6]	48.91	.58	1.97	2.55	(.61)	(1.39)	(2.00)	49.46	5.26 [7]	135	.40	[8]	.40	[8]	2.41	[8]
10/31/2022	52.74	1.05	(2.30)	(1.25)	(.97)	(1.61)	(2.58)	48.91	(2.54)	124	.39		.39		2.07
10/31/2021	40.12	.96	12.61	13.57	(.95)	—	(.95)	52.74	34.09	103	.40		.40		1.97
10/31/2020	42.74	.91	(1.36)	(.45)	(.98)	(1.19)	(2.17)	40.12	(1.14)	42	.40		.40		2.22
10/31/2019	40.92	.93	3.48	4.41	(.95)	(1.64)	(2.59)	42.74	11.59	33	.42		.42		2.28
10/31/2018	40.96	.89	1.64	2.53	(.90)	(1.67)	(2.57)	40.92	6.26	5	.44		.44		2.15
Class R-5:
4/30/2023[5,6]	48.98	.61	1.96	2.57	(.63)	(1.39)	(2.02)	49.53	5.29 [7]	456	.32	[8]	.32	[8]	2.50	[8]
10/31/2022	52.82	1.09	(2.31)	(1.22)	(1.01)	(1.61)	(2.62)	48.98	(2.49)	372	.31		.31		2.15
10/31/2021	40.16	1.01	12.63	13.64	(.98)	—	(.98)	52.82	34.24	395	.32		.32		2.09
10/31/2020	42.79	.95	(1.39)	(.44)	(1.00)	(1.19)	(2.19)	40.16	(1.09)	283	.32		.32		2.32
10/31/2019	40.96	.99	3.45	4.44	(.97)	(1.64)	(2.61)	42.79	11.66	337	.34		.34		2.41
10/31/2018	40.98	.94	1.63	2.57	(.92)	(1.67)	(2.59)	40.96	6.36	324	.35		.35		2.26
Class R-6:
4/30/2023[5,6]	48.99	.62	1.97	2.59	(.64)	(1.39)	(2.03)	49.55	5.33 [7]	25,229	.27	[8]	.27	[8]	2.54	[8]
10/31/2022	52.83	1.11	(2.31)	(1.20)	(1.03)	(1.61)	(2.64)	48.99	(2.43)	22,898	.27		.27		2.19
10/31/2021	40.18	1.03	12.63	13.66	(1.01)	—	(1.01)	52.83	34.27	23,999	.27		.27		2.14
10/31/2020	42.80	.97	(1.37)	(.40)	(1.03)	(1.19)	(2.22)	40.18	(1.02)	16,995	.27		.27		2.36
10/31/2019	40.97	1.01	3.45	4.46	(.99)	(1.64)	(2.63)	42.80	11.71	15,579	.29		.29		2.45
10/31/2018	40.99	.96	1.63	2.59	(.94)	(1.67)	(2.61)	40.97	6.41	12,190	.30		.30		2.31

Refer to the end of the table for footnotes.

American Mutual Fund	23

Financial highlights (continued)

	Six months ended April 30,	Year ended October 31,
	2023[5,6,7]	2022	2021	2020		2019	2018
Portfolio turnover rate for all share classes[12]	13%	24%	23%	24%	[13]	21%	16%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During some of the years shown, CRMC reimbursed a portion of transfer agent services fees for certain share classes.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[12]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[13]	Includes the value of securities sold due to redemptions of shares in-kind. The rate would have been 23% for the year ended October 31, 2020, if the value of securities sold due to in-kind redemptions were excluded.

Refer to the notes to financial statements.

24	American Mutual Fund

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (November 1, 2022, through April 30, 2023).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Mutual Fund	25

Expense example (continued)

	Beginning account value 11/1/2022	Ending account value 4/30/2023	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,051.72	$3.00	.59%
Class A – assumed 5% return	1,000.00	1,021.87	2.96	.59
Class C – actual return	1,000.00	1,047.82	6.80	1.34
Class C – assumed 5% return	1,000.00	1,018.15	6.71	1.34
Class T – actual return	1,000.00	1,052.91	1.63	.32
Class T – assumed 5% return	1,000.00	1,023.21	1.61	.32
Class F-1 – actual return	1,000.00	1,051.34	3.20	.63
Class F-1 – assumed 5% return	1,000.00	1,021.67	3.16	.63
Class F-2 – actual return	1,000.00	1,052.57	1.93	.38
Class F-2 – assumed 5% return	1,000.00	1,022.91	1.91	.38
Class F-3 – actual return	1,000.00	1,053.21	1.37	.27
Class F-3 – assumed 5% return	1,000.00	1,023.46	1.35	.27
Class 529-A – actual return	1,000.00	1,051.45	3.20	.63
Class 529-A – assumed 5% return	1,000.00	1,021.67	3.16	.63
Class 529-C – actual return	1,000.00	1,047.35	7.06	1.39
Class 529-C – assumed 5% return	1,000.00	1,017.90	6.95	1.39
Class 529-E – actual return	1,000.00	1,050.30	4.37	.86
Class 529-E – assumed 5% return	1,000.00	1,020.53	4.31	.86
Class 529-T – actual return	1,000.00	1,052.53	1.93	.38
Class 529-T – assumed 5% return	1,000.00	1,022.91	1.91	.38
Class 529-F-1 – actual return	1,000.00	1,052.36	2.19	.43
Class 529-F-1 – assumed 5% return	1,000.00	1,022.66	2.16	.43
Class 529-F-2 – actual return	1,000.00	1,052.80	1.78	.35
Class 529-F-2 – assumed 5% return	1,000.00	1,023.06	1.76	.35
Class 529-F-3 – actual return	1,000.00	1,053.14	1.68	.33
Class 529-F-3 – assumed 5% return	1,000.00	1,023.16	1.66	.33
Class R-1 – actual return	1,000.00	1,047.45	6.90	1.36
Class R-1 – assumed 5% return	1,000.00	1,018.05	6.80	1.36
Class R-2 – actual return	1,000.00	1,047.42	6.90	1.36
Class R-2 – assumed 5% return	1,000.00	1,018.05	6.80	1.36
Class R-2E – actual return	1,000.00	1,049.04	5.49	1.08
Class R-2E – assumed 5% return	1,000.00	1,019.44	5.41	1.08
Class R-3 – actual return	1,000.00	1,049.85	4.63	.91
Class R-3 – assumed 5% return	1,000.00	1,020.28	4.56	.91
Class R-4 – actual return	1,000.00	1,051.50	3.15	.62
Class R-4 – assumed 5% return	1,000.00	1,021.72	3.11	.62
Class R-5E – actual return	1,000.00	1,052.56	2.04	.40
Class R-5E – assumed 5% return	1,000.00	1,022.81	2.01	.40
Class R-5 – actual return	1,000.00	1,052.91	1.63	.32
Class R-5 – assumed 5% return	1,000.00	1,023.21	1.61	.32
Class R-6 – actual return	1,000.00	1,053.28	1.37	.27
Class R-6 – assumed 5% return	1,000.00	1,023.46	1.35	.27

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

26	American Mutual Fund

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) through January 31, 2024. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account their interactions with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objectives. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included) and data such as relevant market and fund indexes over various periods (including the fund’s lifetime) through September 30, 2022. They generally placed greater emphasis on longer term periods. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

American Mutual Fund	27

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

28	American Mutual Fund

Liquidity Risk Management Program	unaudited

The fund has adopted a liquidity risk management program (the “program”). The fund’s board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages the fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of the fund’s investments, limiting the amount of the fund’s illiquid investments, and utilizing various risk management tools and facilities available to the fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of the fund’s investments is supported by one or more third-party liquidity assessment vendors.

The fund’s board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period October 1, 2021, through September 30, 2022. No significant liquidity events impacting the fund were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing the fund’s liquidity risk.

American Mutual Fund	29

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30	American Mutual Fund

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32	American Mutual Fund

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34	American Mutual Fund

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American Mutual Fund	35

Office of the fund

333 South Hope Street
Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company
333 South Hope Street

Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address nearest you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank

270 Park Avenue

New York, NY 10017-2070

Counsel

O’Melveny & Myers LLP

400 South Hope Street

Los Angeles, CA 90071-2899

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive

Suite 1000

Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

36	American Mutual Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

American Mutual Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of American Mutual Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2023, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2023 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds Distributors, Inc.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemTM — has resulted in superior outcomes.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 28 years of investment industry experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes
Equity-focused funds have beaten their Lipper peer indexes in 90% of 10-year periods and 99% of 20-year periods.[2] Relative to their peers, our fixed income funds have helped investors achieve better diversification through attention to correlation between bonds and equities.[3] Fund management fees have been among the lowest in the industry.[4]

[1]	Investment industry experience as of December 31, 2022.
[2]	Based on Class F-2 share results for rolling monthly 10- and 20-year periods starting with the first 10- or 20-year period after each mutual fund’s inception through December 31, 2022. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Past results are not predictive of results in future periods.
[3]	Based on Class F-2 share results as of December 31, 2022. Sixteen of the 18 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation lower than their respective Morningstar peer group averages. S&P 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our mutual fund management fees were in the lowest quintile 62% of the time, based on the 20-year period ended December 31, 2022, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Refer to capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN MUTUAL FUND

By __/s/ Herbert Y. Poon__________________
Herbert Y. Poon, Principal Executive Officer

Date: June 30, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Herbert Y. Poon_________________
Herbert Y. Poon, Principal Executive Officer

Date: June 30, 2023

By ___/s/ Hong T. Le __________
Hong T. Le, Treasurer and Principal Financial Officer

Date: June 30, 2023